RESULTS BY NATURE (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cost of sales
Personnel expenses			R$ (545,621)	R$ (505,895)
Costs with raw materials, materials and services			(3,838,933)	(4,059,893)
Logistics cost			(2,030,390)	(2,025,824)
Depreciation, depletion and amortization			(2,937,939)	(2,843,700)
Operating expenses COVID-19				(15,500)
Other			(269,806)	(157,881)
Total cost of sales	R$ (4,777,655)	R$ (4,788,694)	(9,622,689)	(9,608,693)
Selling expenses
Personnel expenses			(106,097)	(93,913)
Services			(52,021)	(53,938)
Logistics cost			(421,838)	(410,230)
Depreciation and amortization			(470,940)	(460,597)
Other			(27,804)	(43,356)
Total selling expenses	(496,934)	(547,098)	(1,078,700)	(1,062,034)
General and Administrative expenses
Personnel expenses			(461,212)	(351,108)
Services			(140,886)	(134,501)
Depreciation and amortization			(51,773)	(43,814)
Social actions COVID-19			(23,696)	(48,024)
Operating expenses COVID-19			(3,971)	(10,729)
Other			(54,020)	(62,375)
Total General and Administrative expenses	(353,004)	(335,715)	(735,558)	(650,551)
Other operating (expenses) income net
Rents and leases			1,706	2,365
Result from sale of other products, net			18,783	24,886
Result from sale and disposal of property, plant and equipment and biological assets, net			521,617	9,343
Result on fair value adjustment of biological assets			564,533	173,733	R$ 466,484
Result on disposal of investments				(9,404)
Insurance reimbursement			1,783	4,129
Depreciation and amortization			(2,584)	(9,470)
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)			315,431
Other operating income, net			5,127	16,820
Total results by nature	R$ 909,543	R$ 195,671	1,426,396	212,402
Cost of idle capacity and maintenance downtime			54,467	149,087
Formation costs of biological assets			444	R$ 0
Tax Credit			327,869
Provision for legal fees			R$ 12,438